Investment Strategy - Easterly Snow All Cap Value Fund	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To achieve its investment objective, the Fund invests primarily in equity securities of companies of any market capitalization size. The Fund’s investments in equity securities may include common and preferred stocks. The Fund may have up to 20% of its net assets invested directly or indirectly in foreign securities, including American Depositary Receipts (“ADRs”). The Fund’s foreign investments will be limited to investment in companies in developed countries rather than countries with developing or emerging markets.

The Adviser selects equity securities for the Fund using a bottom-up approach that seeks to identify companies that the Adviser believes are undervalued and are likely to experience a rebound in earnings due to an event or series of events that creates a price to earnings expansion that leads to higher stock price valuations. The Fund’s portfolio is weighted according to the Adviser’s projected return expectations. The Adviser’s disciplined investment process seeks to yield a portfolio that is amply diversified across a wide spectrum of economic classifications and sectors. In general, the Adviser may sell an investment when it reaches its target price, when the position grows too large, when the company’s financial position or outlook deteriorates, when an anticipated business catalyst for the investment does not materialize as expected, or to make room in the Fund for a more attractive investment. An important component of the Adviser’s investment process is an intense focus on a company’s balance sheet and cash flow statement. The Adviser’s analysis of balance sheets and cash flow statements is centered on determining whether a company can sustain itself through the problems that have caused its equity valuation to fall and subsequently brought the company’s stock to the Adviser’s attention. The Adviser generally attempts to purchase equities for the Fund’s portfolio after an event in which the company’s equity valuation has fallen and business conditions are unfavorable, if not at or near a cyclical bottom. This is done in conjunction with extensive research to confirm the Adviser’s opinion that a company can survive the near-term problems. While the Adviser’s analysis does not eliminate the occurrence of short-term equity valuation volatility, the Adviser believes that this process provides for a reasonable level of capital protection.